Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
	December 31,
	2024	2023
	USD in thousands
Government authorities	1,934	1,604
Prepaid expenses	1,128	1,483
Grants receivables (1)	-	1,159
Other assets (2)	3,830	837
	6,892	5,083

(1)	In November 2023, the Company has been granted $1,159 thousand in war grants associated with Israel-Hamas war.

(2)	Refer to note 26